DESCRIPTION OF PLAN (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Annual increase deferral rate	1.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
General loan, maximum borrowing term (in years)	5 years
Principal residence loan, maximum borrowing term (in years)	30 years
Forfeited nonvested amount	$ 756,422	$ 522,963
Forfeitures used to decrease employer contributions	953,000
Transfers from the Plan	630,031
Transfers to the Plan	468,960
Participant Contributions Transferred Late to Plan	$ 139,647
Minimum
EBP, Description of Plan [Line Items]
Deferral rate	5.00%
Matching percentage	50.00%
Employer contribution, fixed rate contribution, percentage	4.00%
Maximum
EBP, Description of Plan [Line Items]
Deferral rate	15.00%
Matching percentage	100.00%
Employer contribution, fixed rate contribution, percentage	8.00%
Participant compensation matched, percentage	5.00%
Maximum | Employer Matching Contribution
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	8.00%